Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000030894 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000030894 | Common Stock, Oracle Corp., Software, United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030894 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030894 | Common Stock, Alphabet, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030894 | Common Stock, Becton Dickinson & Co., Health Care Equipment & Supplies, United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030894 | Common Stock, HCA Healthcare, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030894 | Common Stock, Prosus NV, Broadline Retail, China
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030894 | Common Stock, CH Robinson Worldwide, Inc., Air Freight & Logistics, United States
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030894 | Common Stock, Taiwan Semiconductor Manufacturing Co. Ltd., Semiconductors & Semiconductor Equipment, Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030894 | Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Total Investments	28.60%
C000030894 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030894 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030894 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030894 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030894 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030894 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030894 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000030894 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000030894 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000030894 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000030894 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000030894 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000030894 | United States
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000030894 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000030894 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030894 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030894 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030894 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030894 | China
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030894 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030894 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030894 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030894 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	83.70%
C000030894 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000030894 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000030894 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[2]
C000030894 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030894 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030896 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000030896 | Common Stock, Oracle Corp., Software, United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030896 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030896 | Common Stock, Alphabet, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030896 | Common Stock, Becton Dickinson & Co., Health Care Equipment & Supplies, United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030896 | Common Stock, HCA Healthcare, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030896 | Common Stock, Prosus NV, Broadline Retail, China
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030896 | Common Stock, CH Robinson Worldwide, Inc., Air Freight & Logistics, United States
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030896 | Common Stock, Taiwan Semiconductor Manufacturing Co. Ltd., Semiconductors & Semiconductor Equipment, Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030896 | Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Total Investments	28.60%
C000030896 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030896 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030896 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030896 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030896 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030896 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030896 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000030896 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000030896 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000030896 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000030896 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000030896 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000030896 | United States
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000030896 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000030896 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030896 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030896 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030896 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030896 | China
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030896 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030896 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030896 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030896 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	83.70%
C000030896 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000030896 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000030896 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[4]
C000030896 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030896 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030895 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000030895 | Common Stock, Oracle Corp., Software, United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030895 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030895 | Common Stock, Alphabet, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030895 | Common Stock, Becton Dickinson & Co., Health Care Equipment & Supplies, United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030895 | Common Stock, HCA Healthcare, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030895 | Common Stock, Prosus NV, Broadline Retail, China
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030895 | Common Stock, CH Robinson Worldwide, Inc., Air Freight & Logistics, United States
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030895 | Common Stock, Taiwan Semiconductor Manufacturing Co. Ltd., Semiconductors & Semiconductor Equipment, Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030895 | Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Total Investments	28.60%
C000030895 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030895 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030895 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030895 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030895 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030895 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030895 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000030895 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000030895 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000030895 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000030895 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000030895 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000030895 | United States
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000030895 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000030895 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030895 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030895 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030895 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030895 | China
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030895 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030895 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030895 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030895 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	83.70%
C000030895 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000030895 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000030895 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[6]
C000030895 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030895 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000179766 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000179766 | Common Stock, Oracle Corp., Software, United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000179766 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000179766 | Common Stock, Alphabet, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000179766 | Common Stock, Becton Dickinson & Co., Health Care Equipment & Supplies, United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000179766 | Common Stock, HCA Healthcare, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000179766 | Common Stock, Prosus NV, Broadline Retail, China
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000179766 | Common Stock, CH Robinson Worldwide, Inc., Air Freight & Logistics, United States
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000179766 | Common Stock, Taiwan Semiconductor Manufacturing Co. Ltd., Semiconductors & Semiconductor Equipment, Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000179766 | Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Total Investments	28.60%
C000179766 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000179766 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000179766 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000179766 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000179766 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000179766 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000179766 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000179766 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000179766 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000179766 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000179766 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000179766 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000179766 | United States
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000179766 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000179766 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000179766 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000179766 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000179766 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000179766 | China
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000179766 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000179766 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000179766 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000179766 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	83.70%
C000179766 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000179766 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000179766 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[8]
C000179766 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000179766 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030897 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030897 | Common Stock, Prosus NV, Broadline Retail, China
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030897 | Common Stock, Taiwan Semiconductor Manufacturing Co. Ltd., Semiconductors & Semiconductor Equipment, Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030897 | Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030897 | Common Stock, Imperial Oil Ltd., Oil, Gas & Consumable Fuels, Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030897 | Common Stock, Shell plc, Oil, Gas & Consumable Fuels, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030897 | Common Stock, LVMH Moet Hennessy Louis Vuitton SE, Textiles, Apparel & Luxury Goods, France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030897 | Common Stock, Cie Financiere Richemont SA (Registered), Textiles, Apparel & Luxury Goods, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030897 | Common Stock, Alibaba Group Holding Ltd., Broadline Retail, China
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030897 | Common Stock, Mitsubishi Electric Corp., Electrical Equipment, Japan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Percent of Total Investments	30.00%
C000030897 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030897 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000030897 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030897 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030897 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000030897 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030897 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000030897 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030897 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000030897 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030897 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000030897 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030897 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000030897 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000030897 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000030897 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030897 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000030897 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030897 | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030897 | France
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030897 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030897 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030897 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000030897 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030897 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[9]
C000030897 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030897 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030899 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030899 | Common Stock, Prosus NV, Broadline Retail, China
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030899 | Common Stock, Taiwan Semiconductor Manufacturing Co. Ltd., Semiconductors & Semiconductor Equipment, Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030899 | Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030899 | Common Stock, Imperial Oil Ltd., Oil, Gas & Consumable Fuels, Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030899 | Common Stock, Shell plc, Oil, Gas & Consumable Fuels, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030899 | Common Stock, LVMH Moet Hennessy Louis Vuitton SE, Textiles, Apparel & Luxury Goods, France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030899 | Common Stock, Cie Financiere Richemont SA (Registered), Textiles, Apparel & Luxury Goods, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030899 | Common Stock, Alibaba Group Holding Ltd., Broadline Retail, China
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030899 | Common Stock, Mitsubishi Electric Corp., Electrical Equipment, Japan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Percent of Total Investments	30.00%
C000030899 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030899 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000030899 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030899 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030899 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000030899 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030899 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000030899 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030899 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000030899 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030899 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000030899 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030899 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000030899 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000030899 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000030899 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030899 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000030899 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030899 | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030899 | France
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030899 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030899 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030899 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000030899 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030899 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[10]
C000030899 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030899 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030898 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030898 | Common Stock, Prosus NV, Broadline Retail, China
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030898 | Common Stock, Taiwan Semiconductor Manufacturing Co. Ltd., Semiconductors & Semiconductor Equipment, Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030898 | Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030898 | Common Stock, Imperial Oil Ltd., Oil, Gas & Consumable Fuels, Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030898 | Common Stock, Shell plc, Oil, Gas & Consumable Fuels, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030898 | Common Stock, LVMH Moet Hennessy Louis Vuitton SE, Textiles, Apparel & Luxury Goods, France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030898 | Common Stock, Cie Financiere Richemont SA (Registered), Textiles, Apparel & Luxury Goods, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030898 | Common Stock, Alibaba Group Holding Ltd., Broadline Retail, China
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030898 | Common Stock, Mitsubishi Electric Corp., Electrical Equipment, Japan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Percent of Total Investments	30.00%
C000030898 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030898 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000030898 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030898 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030898 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000030898 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030898 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000030898 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030898 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000030898 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030898 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000030898 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030898 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000030898 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000030898 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000030898 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030898 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000030898 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030898 | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030898 | France
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030898 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030898 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030898 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000030898 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030898 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[11]
C000030898 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030898 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000179770 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000179770 | Common Stock, Prosus NV, Broadline Retail, China
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000179770 | Common Stock, Taiwan Semiconductor Manufacturing Co. Ltd., Semiconductors & Semiconductor Equipment, Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000179770 | Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000179770 | Common Stock, Imperial Oil Ltd., Oil, Gas & Consumable Fuels, Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000179770 | Common Stock, Shell plc, Oil, Gas & Consumable Fuels, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000179770 | Common Stock, LVMH Moet Hennessy Louis Vuitton SE, Textiles, Apparel & Luxury Goods, France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000179770 | Common Stock, Cie Financiere Richemont SA (Registered), Textiles, Apparel & Luxury Goods, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000179770 | Common Stock, Alibaba Group Holding Ltd., Broadline Retail, China
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000179770 | Common Stock, Mitsubishi Electric Corp., Electrical Equipment, Japan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Percent of Total Investments	30.00%
C000179770 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000179770 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000179770 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000179770 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000179770 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000179770 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000179770 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000179770 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000179770 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000179770 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000179770 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000179770 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000179770 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000179770 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000179770 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000179770 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000179770 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000179770 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000179770 | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000179770 | France
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000179770 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000179770 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000179770 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000179770 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000179770 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[12]
C000179770 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000179770 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030900 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000030900 | Common Stock, Oracle Corp., Software, United States
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030900 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030900 | Common Stock, Alphabet, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030900 | Common Stock, Becton Dickinson & Co., Health Care Equipment & Supplies, United States
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030900 | Common Stock, HCA Healthcare, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030900 | Common Stock, CH Robinson Worldwide, Inc., Air Freight & Logistics, United States
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030900 | Common Stock, Bank of New York Mellon Corp. (The), Capital Markets, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030900 | Common Stock, Elevance Health, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030900 | Common Stock, Universal Health Services, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Percent of Total Investments	42.50%
C000030900 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030900 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030900 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030900 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000030900 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000030900 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000030900 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000030900 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000030900 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000030900 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030900 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030900 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	74.50%
C000030900 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000030900 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030900 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[13]
C000030900 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000030900 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030900 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030900 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030902 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000030902 | Common Stock, Oracle Corp., Software, United States
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030902 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030902 | Common Stock, Alphabet, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030902 | Common Stock, Becton Dickinson & Co., Health Care Equipment & Supplies, United States
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030902 | Common Stock, HCA Healthcare, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030902 | Common Stock, CH Robinson Worldwide, Inc., Air Freight & Logistics, United States
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030902 | Common Stock, Bank of New York Mellon Corp. (The), Capital Markets, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030902 | Common Stock, Elevance Health, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030902 | Common Stock, Universal Health Services, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Percent of Total Investments	42.50%
C000030902 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030902 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030902 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030902 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000030902 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000030902 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000030902 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000030902 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000030902 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000030902 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030902 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030902 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	74.50%
C000030902 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000030902 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030902 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[14]
C000030902 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000030902 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030902 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030902 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030901 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000030901 | Common Stock, Oracle Corp., Software, United States
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030901 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030901 | Common Stock, Alphabet, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030901 | Common Stock, Becton Dickinson & Co., Health Care Equipment & Supplies, United States
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030901 | Common Stock, HCA Healthcare, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030901 | Common Stock, CH Robinson Worldwide, Inc., Air Freight & Logistics, United States
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030901 | Common Stock, Bank of New York Mellon Corp. (The), Capital Markets, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030901 | Common Stock, Elevance Health, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030901 | Common Stock, Universal Health Services, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Percent of Total Investments	42.50%
C000030901 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030901 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030901 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030901 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000030901 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000030901 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000030901 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000030901 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000030901 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000030901 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030901 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030901 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	74.50%
C000030901 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000030901 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030901 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[15]
C000030901 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000030901 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030901 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030901 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000179773 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000179773 | Common Stock, Oracle Corp., Software, United States
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000179773 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000179773 | Common Stock, Alphabet, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000179773 | Common Stock, Becton Dickinson & Co., Health Care Equipment & Supplies, United States
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000179773 | Common Stock, HCA Healthcare, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000179773 | Common Stock, CH Robinson Worldwide, Inc., Air Freight & Logistics, United States
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000179773 | Common Stock, Bank of New York Mellon Corp. (The), Capital Markets, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000179773 | Common Stock, Elevance Health, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000179773 | Common Stock, Universal Health Services, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Percent of Total Investments	42.50%
C000179773 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000179773 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000179773 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000179773 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000179773 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000179773 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000179773 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000179773 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000179773 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000179773 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000179773 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000179773 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	74.50%
C000179773 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000179773 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000179773 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[16]
C000179773 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000179773 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000179773 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000179773 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030903 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000030903 | Common Stock, Wheaton Precious Metals Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000030903 | Commodity, Silver bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030903 | Common Stock, Agnico Eagle Mines Ltd., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030903 | Common Stock, Newmont Corp., Metals & Mining, United States
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030903 | Common Stock, Northern Star Resources Ltd., Metals & Mining, Australia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030903 | Common Stock, Barrick Mining Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030903 | Common Stock, DPM Metals, Inc., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030903 | Common Stock, Kinross Gold Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030903 | Common Stock, Franco-Nevada Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Percent of Total Investments	68.20%
C000030903 | Materials
Holdings [Line Items]
Percent of Net Asset Value	76.70%
C000030903 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000030903 | United States
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000030903 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030903 | Canada
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000030903 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030903 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030903 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030903 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000030903 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000030903 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[17]
C000030903 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030903 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030903 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030905 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000030905 | Common Stock, Wheaton Precious Metals Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000030905 | Commodity, Silver bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030905 | Common Stock, Agnico Eagle Mines Ltd., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030905 | Common Stock, Newmont Corp., Metals & Mining, United States
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030905 | Common Stock, Northern Star Resources Ltd., Metals & Mining, Australia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030905 | Common Stock, Barrick Mining Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030905 | Common Stock, DPM Metals, Inc., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030905 | Common Stock, Kinross Gold Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030905 | Common Stock, Franco-Nevada Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Percent of Total Investments	68.20%
C000030905 | Materials
Holdings [Line Items]
Percent of Net Asset Value	76.70%
C000030905 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000030905 | United States
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000030905 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030905 | Canada
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000030905 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030905 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030905 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030905 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000030905 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000030905 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[18]
C000030905 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030905 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030905 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030904 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000030904 | Common Stock, Wheaton Precious Metals Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000030904 | Commodity, Silver bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030904 | Common Stock, Agnico Eagle Mines Ltd., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030904 | Common Stock, Newmont Corp., Metals & Mining, United States
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030904 | Common Stock, Northern Star Resources Ltd., Metals & Mining, Australia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030904 | Common Stock, Barrick Mining Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030904 | Common Stock, DPM Metals, Inc., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030904 | Common Stock, Kinross Gold Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030904 | Common Stock, Franco-Nevada Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Percent of Total Investments	68.20%
C000030904 | Materials
Holdings [Line Items]
Percent of Net Asset Value	76.70%
C000030904 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000030904 | United States
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000030904 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030904 | Canada
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000030904 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030904 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030904 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030904 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000030904 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000030904 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[19]
C000030904 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030904 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030904 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000179778 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000179778 | Common Stock, Wheaton Precious Metals Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000179778 | Commodity, Silver bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000179778 | Common Stock, Agnico Eagle Mines Ltd., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000179778 | Common Stock, Newmont Corp., Metals & Mining, United States
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000179778 | Common Stock, Northern Star Resources Ltd., Metals & Mining, Australia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000179778 | Common Stock, Barrick Mining Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000179778 | Common Stock, DPM Metals, Inc., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000179778 | Common Stock, Kinross Gold Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000179778 | Common Stock, Franco-Nevada Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Percent of Total Investments	68.20%
C000179778 | Materials
Holdings [Line Items]
Percent of Net Asset Value	76.70%
C000179778 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000179778 | United States
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000179778 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000179778 | Canada
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000179778 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000179778 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000179778 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000179778 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000179778 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000179778 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[20]
C000179778 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000179778 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000179778 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109583 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000109583 | Common Stock, Becton Dickinson & Co., Health Care Equipment & Supplies, United States
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000109583 | Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000109583 | Common Stock, Cie Financiere Richemont SA (Registered), Textiles, Apparel & Luxury Goods, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Percent of Total Investments	28.00%
C000109583 | Common Stock, Unilever plc, Personal Care Products, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109583 | Common Stock, Jardine Matheson Holdings Ltd., Industrial Conglomerates, Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109583 | Common Stock, Exxon Mobil Corp., Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000109583 | Common Stock, Nestle SA (Registered), Food Products, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000109583 | Common Stock, KT&G Corp., Tobacco, South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109583 | Common Stock, Power Corp. of Canada, Insurance, Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109583 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000109583 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000109583 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000109583 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000109583 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000109583 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000109583 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000109583 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000109583 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000109583 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000109583 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000109583 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000109583 | United States
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000109583 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000109583 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109583 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000109583 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000109583 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000109583 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000109583 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000109583 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000109583 | Chile
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000109583 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	62.20%
C000109583 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000109583 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000109583 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[21]
C000109583 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000109583 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000109583 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000109583 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109583 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000109583 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000109583 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000109583 | Loan Assignment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109583 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109584 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000109584 | Common Stock, Becton Dickinson & Co., Health Care Equipment & Supplies, United States
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000109584 | Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000109584 | Common Stock, Cie Financiere Richemont SA (Registered), Textiles, Apparel & Luxury Goods, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Percent of Total Investments	28.00%
C000109584 | Common Stock, Unilever plc, Personal Care Products, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109584 | Common Stock, Jardine Matheson Holdings Ltd., Industrial Conglomerates, Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109584 | Common Stock, Exxon Mobil Corp., Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000109584 | Common Stock, Nestle SA (Registered), Food Products, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000109584 | Common Stock, KT&G Corp., Tobacco, South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109584 | Common Stock, Power Corp. of Canada, Insurance, Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109584 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000109584 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000109584 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000109584 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000109584 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000109584 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000109584 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000109584 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000109584 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000109584 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000109584 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000109584 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000109584 | United States
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000109584 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000109584 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109584 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000109584 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000109584 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000109584 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000109584 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000109584 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000109584 | Chile
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000109584 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	62.20%
C000109584 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000109584 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000109584 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[22]
C000109584 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000109584 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000109584 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000109584 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109584 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000109584 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000109584 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000109584 | Loan Assignment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109584 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109585 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000109585 | Common Stock, Becton Dickinson & Co., Health Care Equipment & Supplies, United States
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000109585 | Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000109585 | Common Stock, Cie Financiere Richemont SA (Registered), Textiles, Apparel & Luxury Goods, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Percent of Total Investments	28.00%
C000109585 | Common Stock, Unilever plc, Personal Care Products, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109585 | Common Stock, Jardine Matheson Holdings Ltd., Industrial Conglomerates, Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109585 | Common Stock, Exxon Mobil Corp., Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000109585 | Common Stock, Nestle SA (Registered), Food Products, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000109585 | Common Stock, KT&G Corp., Tobacco, South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109585 | Common Stock, Power Corp. of Canada, Insurance, Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109585 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000109585 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000109585 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000109585 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000109585 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000109585 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000109585 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000109585 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000109585 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000109585 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000109585 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000109585 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000109585 | United States
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000109585 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000109585 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109585 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000109585 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000109585 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000109585 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000109585 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000109585 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000109585 | Chile
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000109585 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	62.20%
C000109585 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000109585 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000109585 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[23]
C000109585 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000109585 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000109585 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000109585 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109585 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000109585 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000109585 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000109585 | Loan Assignment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109585 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000179790 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000179790 | Common Stock, Becton Dickinson & Co., Health Care Equipment & Supplies, United States
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000179790 | Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000179790 | Common Stock, Cie Financiere Richemont SA (Registered), Textiles, Apparel & Luxury Goods, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Percent of Total Investments	28.00%
C000179790 | Common Stock, Unilever plc, Personal Care Products, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000179790 | Common Stock, Jardine Matheson Holdings Ltd., Industrial Conglomerates, Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000179790 | Common Stock, Exxon Mobil Corp., Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000179790 | Common Stock, Nestle SA (Registered), Food Products, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000179790 | Common Stock, KT&G Corp., Tobacco, South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000179790 | Common Stock, Power Corp. of Canada, Insurance, Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000179790 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000179790 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000179790 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000179790 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000179790 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000179790 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000179790 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000179790 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000179790 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000179790 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000179790 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000179790 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000179790 | United States
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000179790 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000179790 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000179790 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000179790 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000179790 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000179790 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000179790 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000179790 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000179790 | Chile
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000179790 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	62.20%
C000179790 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000179790 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000179790 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[24]
C000179790 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000179790 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000179790 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000179790 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000179790 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000179790 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000179790 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000179790 | Loan Assignment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000179790 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030908 | Common Stock, Oracle Corp., Software, United States
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030908 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030908 | Common Stock, Alphabet, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030908 | Common Stock, HCA Healthcare, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030908 | Common Stock, TE Connectivity plc, Electronic Equipment, Instruments & Components, Ireland
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030908 | Common Stock, Samsung Electronics Co. Ltd. (Preference), Technology Hardware, Storage & Peripherals, South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030908 | Common Stock, Schindler Holding AG, Machinery, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030908 | Common Stock, Comcast Corp., Media, United States
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030908 | Common Stock, Home Depot, Inc. (The), Specialty Retail, United States
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030908 | Common Stock, Medtronic plc, Health Care Equipment & Supplies, United States
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Percent of Total Investments	54.60%
C000030908 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030908 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000030908 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000030908 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000030908 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000030908 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000030908 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030908 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000030908 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030908 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000030908 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[25]
C000030908 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030908 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030907 | Common Stock, Oracle Corp., Software, United States
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030907 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030907 | Common Stock, Alphabet, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030907 | Common Stock, HCA Healthcare, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030907 | Common Stock, TE Connectivity plc, Electronic Equipment, Instruments & Components, Ireland
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030907 | Common Stock, Samsung Electronics Co. Ltd. (Preference), Technology Hardware, Storage & Peripherals, South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030907 | Common Stock, Schindler Holding AG, Machinery, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030907 | Common Stock, Comcast Corp., Media, United States
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030907 | Common Stock, Home Depot, Inc. (The), Specialty Retail, United States
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030907 | Common Stock, Medtronic plc, Health Care Equipment & Supplies, United States
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Percent of Total Investments	54.60%
C000030907 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030907 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000030907 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000030907 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000030907 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000030907 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000030907 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030907 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000030907 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030907 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000030907 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[26]
C000030907 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030907 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000124490 | Common Stock, Oracle Corp., Software, United States
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000124490 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000124490 | Common Stock, Alphabet, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000124490 | Common Stock, HCA Healthcare, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000124490 | Common Stock, TE Connectivity plc, Electronic Equipment, Instruments & Components, Ireland
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000124490 | Common Stock, Samsung Electronics Co. Ltd. (Preference), Technology Hardware, Storage & Peripherals, South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000124490 | Common Stock, Schindler Holding AG, Machinery, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000124490 | Common Stock, Comcast Corp., Media, United States
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000124490 | Common Stock, Home Depot, Inc. (The), Specialty Retail, United States
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000124490 | Common Stock, Medtronic plc, Health Care Equipment & Supplies, United States
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Percent of Total Investments	54.60%
C000124490 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000124490 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000124490 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000124490 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000124490 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000124490 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000124490 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000124490 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000124490 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000124490 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000124490 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[27]
C000124490 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000124490 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000179782 | Common Stock, Oracle Corp., Software, United States
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000179782 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000179782 | Common Stock, Alphabet, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000179782 | Common Stock, HCA Healthcare, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000179782 | Common Stock, TE Connectivity plc, Electronic Equipment, Instruments & Components, Ireland
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000179782 | Common Stock, Samsung Electronics Co. Ltd. (Preference), Technology Hardware, Storage & Peripherals, South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000179782 | Common Stock, Schindler Holding AG, Machinery, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000179782 | Common Stock, Comcast Corp., Media, United States
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000179782 | Common Stock, Home Depot, Inc. (The), Specialty Retail, United States
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000179782 | Common Stock, Medtronic plc, Health Care Equipment & Supplies, United States
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Percent of Total Investments	54.60%
C000179782 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000179782 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000179782 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000179782 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000179782 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000179782 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000179782 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000179782 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000179782 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000179782 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000179782 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[28]
C000179782 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000179782 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228686 | Common Stock, Ameresco, Inc., Construction & Engineering, United States
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000228686 | Common Stock, Coeur Mining, Inc., Metals & Mining, United States
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000228686 | Common Stock, Advanced Energy Industries, Inc., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228686 | Common Stock, TTM Technologies, Inc., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228686 | Common Stock, Hecla Mining Co., Metals & Mining, United States
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228686 | Common Stock, CECO Environmental Corp., Machinery, United States
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228686 | Common Stock, Graham Corp., Machinery, United States
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228686 | Common Stock, PBF Energy, Inc., Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228686 | Common Stock, Brookdale Senior Living, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228686 | Common Stock, Fabrinet, Electronic Equipment, Instruments & Components, Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Percent of Total Investments	10.40%
C000228686 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000228686 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000228686 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000228686 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000228686 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228686 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000228686 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000228686 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000228686 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000228686 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228686 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228686 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000228686 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[29]
C000228686 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000228686 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[30]
C000228686 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000228687 | Common Stock, Ameresco, Inc., Construction & Engineering, United States
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000228687 | Common Stock, Coeur Mining, Inc., Metals & Mining, United States
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000228687 | Common Stock, Advanced Energy Industries, Inc., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228687 | Common Stock, TTM Technologies, Inc., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228687 | Common Stock, Hecla Mining Co., Metals & Mining, United States
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228687 | Common Stock, CECO Environmental Corp., Machinery, United States
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228687 | Common Stock, Graham Corp., Machinery, United States
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228687 | Common Stock, PBF Energy, Inc., Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228687 | Common Stock, Brookdale Senior Living, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228687 | Common Stock, Fabrinet, Electronic Equipment, Instruments & Components, Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Percent of Total Investments	10.40%
C000228687 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000228687 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000228687 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000228687 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000228687 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228687 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000228687 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000228687 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000228687 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000228687 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228687 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228687 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000228687 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[31]
C000228687 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000228687 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[32]
C000228687 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000228685 | Common Stock, Ameresco, Inc., Construction & Engineering, United States
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000228685 | Common Stock, Coeur Mining, Inc., Metals & Mining, United States
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000228685 | Common Stock, Advanced Energy Industries, Inc., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228685 | Common Stock, TTM Technologies, Inc., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228685 | Common Stock, Hecla Mining Co., Metals & Mining, United States
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228685 | Common Stock, CECO Environmental Corp., Machinery, United States
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228685 | Common Stock, Graham Corp., Machinery, United States
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228685 | Common Stock, PBF Energy, Inc., Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228685 | Common Stock, Brookdale Senior Living, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228685 | Common Stock, Fabrinet, Electronic Equipment, Instruments & Components, Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Percent of Total Investments	10.40%
C000228685 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000228685 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000228685 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000228685 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000228685 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228685 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000228685 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000228685 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000228685 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000228685 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228685 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228685 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000228685 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[33]
C000228685 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000228685 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[34]
C000228685 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000237506 | Common Stock, Fabrinet, Electronic Equipment, Instruments & Components, Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237506 | Common Stock, Cardinal Health, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237506 | Common Stock, Tenet Healthcare Corp., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237506 | Common Stock, Flex Ltd., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237506 | Common Stock, nVent Electric plc, Electrical Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237506 | Common Stock, Evercore, Inc., Capital Markets, United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237506 | Common Stock, Coherent Corp., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237506 | Common Stock, Webster Financial Corp., Banks, United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237506 | Common Stock, Quanta Services, Inc., Construction & Engineering, United States
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000237506 | Common Stock, Bio-Rad Laboratories, Inc., Life Sciences Tools & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Percent of Total Investments	26.10%
C000237506 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237506 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237506 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000237506 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000237506 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237506 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000237506 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000237506 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000237506 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000237506 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237506 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237506 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000237506 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[35]
C000237506 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237507 | Common Stock, Fabrinet, Electronic Equipment, Instruments & Components, Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237507 | Common Stock, Cardinal Health, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237507 | Common Stock, Tenet Healthcare Corp., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237507 | Common Stock, Flex Ltd., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237507 | Common Stock, nVent Electric plc, Electrical Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237507 | Common Stock, Evercore, Inc., Capital Markets, United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237507 | Common Stock, Coherent Corp., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237507 | Common Stock, Webster Financial Corp., Banks, United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237507 | Common Stock, Quanta Services, Inc., Construction & Engineering, United States
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000237507 | Common Stock, Bio-Rad Laboratories, Inc., Life Sciences Tools & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Percent of Total Investments	26.10%
C000237507 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237507 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237507 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000237507 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000237507 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237507 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000237507 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000237507 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000237507 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000237507 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237507 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237507 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000237507 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[36]
C000237507 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237508 | Common Stock, Fabrinet, Electronic Equipment, Instruments & Components, Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237508 | Common Stock, Cardinal Health, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237508 | Common Stock, Tenet Healthcare Corp., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237508 | Common Stock, Flex Ltd., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237508 | Common Stock, nVent Electric plc, Electrical Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237508 | Common Stock, Evercore, Inc., Capital Markets, United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237508 | Common Stock, Coherent Corp., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237508 | Common Stock, Webster Financial Corp., Banks, United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237508 | Common Stock, Quanta Services, Inc., Construction & Engineering, United States
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000237508 | Common Stock, Bio-Rad Laboratories, Inc., Life Sciences Tools & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Percent of Total Investments	26.10%
C000237508 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237508 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237508 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000237508 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000237508 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237508 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000237508 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000237508 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000237508 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000237508 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237508 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237508 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000237508 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[37]
C000237508 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000232393 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232393 | Common Stock, HCA Healthcare, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000232393 | Common Stock, Shell plc, Oil, Gas & Consumable Fuels, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000232393 | Common Stock, Wheaton Precious Metals Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000232393 | Common Stock, Samsung Electronics Co. Ltd. (Preference), Technology Hardware, Storage & Peripherals, South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000232393 | Common Stock, Grupo Mexico SAB de CV, Metals & Mining, Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000232393 | Master Limited Partnership, Enterprise Products Partners LP, Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000232393 | Common Stock, CRH plc, Construction Materials, United States
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232393 | Common Stock, GDS Holdings Ltd., IT Services, China
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232393 | Common Stock, United Tractors Tbk. PT, Oil, Gas & Consumable Fuels, Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Percent of Total Investments	28.30%
C000232393 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232393 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000232393 | Energy
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000232393 | Materials
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000232393 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000232393 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000232393 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000232393 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000232393 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232393 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232393 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000232393 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000232393 | United States
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000232393 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000232393 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232393 | Canada
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000232393 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000232393 | China
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000232393 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000232393 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000232393 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000232393 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232393 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	89.60%
C000232393 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232393 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[38]
C000232393 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232393 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232393 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000232393 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000232392 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232392 | Common Stock, HCA Healthcare, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000232392 | Common Stock, Shell plc, Oil, Gas & Consumable Fuels, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000232392 | Common Stock, Wheaton Precious Metals Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000232392 | Common Stock, Samsung Electronics Co. Ltd. (Preference), Technology Hardware, Storage & Peripherals, South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000232392 | Common Stock, Grupo Mexico SAB de CV, Metals & Mining, Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000232392 | Master Limited Partnership, Enterprise Products Partners LP, Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000232392 | Common Stock, CRH plc, Construction Materials, United States
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232392 | Common Stock, GDS Holdings Ltd., IT Services, China
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232392 | Common Stock, United Tractors Tbk. PT, Oil, Gas & Consumable Fuels, Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Percent of Total Investments	28.30%
C000232392 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232392 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000232392 | Energy
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000232392 | Materials
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000232392 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000232392 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000232392 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000232392 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000232392 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232392 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232392 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000232392 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000232392 | United States
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000232392 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000232392 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232392 | Canada
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000232392 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000232392 | China
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000232392 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000232392 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000232392 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000232392 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232392 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	89.60%
C000232392 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232392 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[39]
C000232392 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232392 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232392 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000232392 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000232391 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232391 | Common Stock, HCA Healthcare, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000232391 | Common Stock, Shell plc, Oil, Gas & Consumable Fuels, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000232391 | Common Stock, Wheaton Precious Metals Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000232391 | Common Stock, Samsung Electronics Co. Ltd. (Preference), Technology Hardware, Storage & Peripherals, South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000232391 | Common Stock, Grupo Mexico SAB de CV, Metals & Mining, Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000232391 | Master Limited Partnership, Enterprise Products Partners LP, Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000232391 | Common Stock, CRH plc, Construction Materials, United States
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232391 | Common Stock, GDS Holdings Ltd., IT Services, China
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232391 | Common Stock, United Tractors Tbk. PT, Oil, Gas & Consumable Fuels, Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Percent of Total Investments	28.30%
C000232391 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232391 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000232391 | Energy
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000232391 | Materials
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000232391 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000232391 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000232391 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000232391 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000232391 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232391 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232391 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000232391 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000232391 | United States
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000232391 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000232391 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232391 | Canada
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000232391 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000232391 | China
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000232391 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000232391 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000232391 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000232391 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232391 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	89.60%
C000232391 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232391 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[40]
C000232391 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232391 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232391 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000232391 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000108220 | AAA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000108220 | AA
Holdings [Line Items]
Percent of Total Investments	10.70%
C000108220 | A
Holdings [Line Items]
Percent of Total Investments	2.70%
C000108220 | BBB
Holdings [Line Items]
Percent of Total Investments	5.20%
C000108220 | BB or lower
Holdings [Line Items]
Percent of Total Investments	9.60%
C000108220 | N/R (Not Rated)
Holdings [Line Items]
Percent of Total Investments	68.80%
C000108220 | N/A (not applicable)
Holdings [Line Items]
Percent of Total Investments	0.10%
C000108220 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[41]
C000108220 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	99.90%	[42]
C000108221 | AAA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000108221 | AA
Holdings [Line Items]
Percent of Total Investments	10.70%
C000108221 | A
Holdings [Line Items]
Percent of Total Investments	2.70%
C000108221 | BBB
Holdings [Line Items]
Percent of Total Investments	5.20%
C000108221 | BB or lower
Holdings [Line Items]
Percent of Total Investments	9.60%
C000108221 | N/R (Not Rated)
Holdings [Line Items]
Percent of Total Investments	68.80%
C000108221 | N/A (not applicable)
Holdings [Line Items]
Percent of Total Investments	0.10%
C000108221 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[43]
C000108221 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	99.90%	[44]
C000108222 | AAA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000108222 | AA
Holdings [Line Items]
Percent of Total Investments	10.70%
C000108222 | A
Holdings [Line Items]
Percent of Total Investments	2.70%
C000108222 | BBB
Holdings [Line Items]
Percent of Total Investments	5.20%
C000108222 | BB or lower
Holdings [Line Items]
Percent of Total Investments	9.60%
C000108222 | N/R (Not Rated)
Holdings [Line Items]
Percent of Total Investments	68.80%
C000108222 | N/A (not applicable)
Holdings [Line Items]
Percent of Total Investments	0.10%
C000108222 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[45]
C000108222 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	99.90%	[46]
C000179786 | AAA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000179786 | AA
Holdings [Line Items]
Percent of Total Investments	10.70%
C000179786 | A
Holdings [Line Items]
Percent of Total Investments	2.70%
C000179786 | BBB
Holdings [Line Items]
Percent of Total Investments	5.20%
C000179786 | BB or lower
Holdings [Line Items]
Percent of Total Investments	9.60%
C000179786 | N/R (Not Rated)
Holdings [Line Items]
Percent of Total Investments	68.80%
C000179786 | N/A (not applicable)
Holdings [Line Items]
Percent of Total Investments	0.10%
C000179786 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[47]
C000179786 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	99.90%	[48]
C000247344 | AAA
Holdings [Line Items]
Percent of Total Investments	0.40%
C000247344 | AA
Holdings [Line Items]
Percent of Total Investments	8.50%
C000247344 | A
Holdings [Line Items]
Percent of Total Investments	5.00%
C000247344 | BBB
Holdings [Line Items]
Percent of Total Investments	7.00%
C000247344 | BB or lower
Holdings [Line Items]
Percent of Total Investments	21.80%
C000247344 | N/R (Not Rated)
Holdings [Line Items]
Percent of Total Investments	57.30%
C000247344 | N/A (not applicable)
Holdings [Line Items]
Percent of Total Investments	0.00%	[49]
C000247344 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247344 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[49],[50]
C000247344 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	99.20%	[51]
C000260319 | AAA
Holdings [Line Items]
Percent of Total Investments	0.40%
C000260319 | AA
Holdings [Line Items]
Percent of Total Investments	8.50%
C000260319 | A
Holdings [Line Items]
Percent of Total Investments	5.00%
C000260319 | BBB
Holdings [Line Items]
Percent of Total Investments	7.00%
C000260319 | BB or lower
Holdings [Line Items]
Percent of Total Investments	21.80%
C000260319 | N/R (Not Rated)
Holdings [Line Items]
Percent of Total Investments	57.30%
C000260319 | N/A (not applicable)
Holdings [Line Items]
Percent of Total Investments	0.00%	[52]
C000260319 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000260319 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[52],[53]
C000260319 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	99.20%	[54]
C000247345 | AAA
Holdings [Line Items]
Percent of Total Investments	0.40%
C000247345 | AA
Holdings [Line Items]
Percent of Total Investments	8.50%
C000247345 | A
Holdings [Line Items]
Percent of Total Investments	5.00%
C000247345 | BBB
Holdings [Line Items]
Percent of Total Investments	7.00%
C000247345 | BB or lower
Holdings [Line Items]
Percent of Total Investments	21.80%
C000247345 | N/R (Not Rated)
Holdings [Line Items]
Percent of Total Investments	57.30%
C000247345 | N/A (not applicable)
Holdings [Line Items]
Percent of Total Investments	0.00%	[55]
C000247345 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247345 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[55],[56]
C000247345 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	99.20%	[57]
C000247343 | AAA
Holdings [Line Items]
Percent of Total Investments	0.40%
C000247343 | AA
Holdings [Line Items]
Percent of Total Investments	8.50%
C000247343 | A
Holdings [Line Items]
Percent of Total Investments	5.00%
C000247343 | BBB
Holdings [Line Items]
Percent of Total Investments	7.00%
C000247343 | BB or lower
Holdings [Line Items]
Percent of Total Investments	21.80%
C000247343 | N/R (Not Rated)
Holdings [Line Items]
Percent of Total Investments	57.30%
C000247343 | N/A (not applicable)
Holdings [Line Items]
Percent of Total Investments	0.00%	[58]
C000247343 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247343 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[58],[59]
C000247343 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	99.20%	[60]

[1]	Less than 0.05%.
[2]	Includes short-term commercial paper (2.0% of total investments) that settles in 90 days or less; long-term commercial paper (2.6% of total investments) that settles in 91 days or more; and other short-term investments (0.3% of total investments), such as U.S. treasury bills or money market funds.
[3]	Less than 0.05%.
[4]	Includes short-term commercial paper (2.0% of total investments) that settles in 90 days or less; long-term commercial paper (2.6% of total investments) that settles in 91 days or more; and other short-term investments (0.3% of total investments), such as U.S. treasury bills or money market funds.
[5]	Less than 0.05%.
[6]	Includes short-term commercial paper (2.0% of total investments) that settles in 90 days or less; long-term commercial paper (2.6% of total investments) that settles in 91 days or more; and other short-term investments (0.3% of total investments), such as U.S. treasury bills or money market funds.
[7]	Less than 0.05%.
[8]	Includes short-term commercial paper (2.0% of total investments) that settles in 90 days or less; long-term commercial paper (2.6% of total investments) that settles in 91 days or more; and other short-term investments (0.3% of total investments), such as U.S. treasury bills or money market funds.
[9]	Includes short-term commercial paper (2.2% of total investments) that settles in 90 days or less; long-term commercial paper (1.1% of total investments) that settles in 91 days or more; and other short-term investments (0.5% of total investments), such as U.S. treasury bills or money market funds.
[10]	Includes short-term commercial paper (2.2% of total investments) that settles in 90 days or less; long-term commercial paper (1.1% of total investments) that settles in 91 days or more; and other short-term investments (0.5% of total investments), such as U.S. treasury bills or money market funds.
[11]	Includes short-term commercial paper (2.2% of total investments) that settles in 90 days or less; long-term commercial paper (1.1% of total investments) that settles in 91 days or more; and other short-term investments (0.5% of total investments), such as U.S. treasury bills or money market funds.
[12]	Includes short-term commercial paper (2.2% of total investments) that settles in 90 days or less; long-term commercial paper (1.1% of total investments) that settles in 91 days or more; and other short-term investments (0.5% of total investments), such as U.S. treasury bills or money market funds.
[13]	Includes short-term commercial paper (2.1% of total investments) that settles in 90 days or less; long-term commercial paper (2.4% of total investments) that settles in 91 days or more; and other short-term investments (4.1% of total investments), such as U.S. treasury bills or money market funds.
[14]	Includes short-term commercial paper (2.1% of total investments) that settles in 90 days or less; long-term commercial paper (2.4% of total investments) that settles in 91 days or more; and other short-term investments (4.1% of total investments), such as U.S. treasury bills or money market funds.
[15]	Includes short-term commercial paper (2.1% of total investments) that settles in 90 days or less; long-term commercial paper (2.4% of total investments) that settles in 91 days or more; and other short-term investments (4.1% of total investments), such as U.S. treasury bills or money market funds.
[16]	Includes short-term commercial paper (2.1% of total investments) that settles in 90 days or less; long-term commercial paper (2.4% of total investments) that settles in 91 days or more; and other short-term investments (4.1% of total investments), such as U.S. treasury bills or money market funds.
[17]	Includes short-term commercial paper (2.2% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[18]	Includes short-term commercial paper (2.2% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[19]	Includes short-term commercial paper (2.2% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[20]	Includes short-term commercial paper (2.2% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[21]	Includes short-term commercial paper (3.1% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[22]	Includes short-term commercial paper (3.1% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[23]	Includes short-term commercial paper (3.1% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[24]	Includes short-term commercial paper (3.1% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[25]	Includes short-term commercial paper (1.1% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[26]	Includes short-term commercial paper (1.1% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[27]	Includes short-term commercial paper (1.1% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[28]	Includes short-term commercial paper (1.1% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[29]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (5.2% of total investments), such as U.S. treasury bills or money market funds.
[30]	Less than 0.05%.
[31]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (5.2% of total investments), such as U.S. treasury bills or money market funds.
[32]	Less than 0.05%.
[33]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (5.2% of total investments), such as U.S. treasury bills or money market funds.
[34]	Less than 0.05%.
[35]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (2.9% of total investments), such as U.S. treasury bills or money market funds.
[36]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (2.9% of total investments), such as U.S. treasury bills or money market funds.
[37]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (2.9% of total investments), such as U.S. treasury bills or money market funds.
[38]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (2.1% of total investments), such as U.S. treasury bills or money market funds.
[39]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (2.1% of total investments), such as U.S. treasury bills or money market funds.
[40]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (2.1% of total investments), such as U.S. treasury bills or money market funds.
[41]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.1% of total investments), such as U.S. treasury bills or money market funds.
[42]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
[43]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.1% of total investments), such as U.S. treasury bills or money market funds.
[44]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
[45]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.1% of total investments), such as U.S. treasury bills or money market funds.
[46]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
[47]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.1% of total investments), such as U.S. treasury bills or money market funds.
[48]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
[49]	Less than 0.05%.
[50]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[51]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
[52]	Less than 0.05%.
[53]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[54]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
[55]	Less than 0.05%.
[56]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[57]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
[58]	Less than 0.05%.
[59]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[60]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.